Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Number of vessels	7